REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2016
REPURCHASE OF SHARES [Abstract]
REPURCHASE OF SHARES
27. REPURCHASE OF ORDINARY SHARES

On May 6, 2011, the Board of Directors approved a share repurchase program to repurchase up to US$30 million of outstanding ADS of the Company from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the memorandum and articles of association of the Company, the relevant rules under United States securities laws and regulations and the relevant stock exchange rules. The share repurchases may be made on the open market, in block trades or otherwise and is expected to include derivative transactions. The program may be suspended or discontinued at any time.

For the year ended December 31, 2012, 173,570 outstanding ADSs (694,280 shares) were repurchased with a total consideration of RMB5,521,130, which is shown as treasury stock. As of December 31, 2015 and 2016, total of 430,800 ADSs (1,723,200 shares) were repurchased but have not been retired with a total consideration of RMB13,875,553 which is shown as treasury stock.